Asset Impairment Charges (Reversals)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment of assets [Abstract]
Asset Impairment Charges (Reversals)	Asset Impairment Charges (Reversals)
As part of the Company’s monitoring controls, long-range forecasts are prepared for each CGU. The long-range forecast estimates are used to assess the significance of potential indicators of impairment and provide criteria to evaluate adverse changes in operations. The Company also considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment. When indicators of impairment are present, the Company estimates a recoverable amount (the higher of value in use or fair value less costs of disposal) for the affected CGUs using discounted cash flow projections. The valuations are subject to measurement uncertainty from assumptions and inputs to the discount rates, power price forecasts, useful lives of the assets (extending to the last planned asset retirement in 2072) and long-range forecasts, which include changes to production, fuel costs, operating costs and capital expenditures. The Company recognized the following asset impairment charges (reversals):

Year ended Dec. 31	2024	2023	2022
Segments:
Hydro	—	(10)	21
Wind and Solar	—	(4)	43
Corporate	—	—	(2)
Changes in decommissioning and restoration provisions on retired assets(1)	24	(34)	(53)
Project development costs	22	—	—
Asset impairment charges (reversals)	46	(48)	9
(1)Changes relate to changes in discount rates and revisions in estimated decommissioning costs on retired assets in 2024, 2023 and 2022. Refer to Note 24 for further details.
During 2024, the Company recognized impairment of project development costs related to projects that are no longer proceeding.
Hydro
During 2023, internal valuations indicated the fair value less costs of disposal for two hydro facilities exceeded the carrying value due to a contract extension and changes in power price assumptions, which favourably impacted estimated future cash flows and resulted in a recoverability test. As a result of the recoverability test, an impairment reversal of $10 million was recognized. The recoverable amounts of $70 million in total were estimated based on fair value less costs of disposal utilizing a discounted cash flow approach and are categorized as a Level III fair value measurement.
During 2022, the Company recorded net impairment charges of $21 million on four hydro facilities as a result of changes in key assumptions, that included significant increases in discount rates, changes in pricing and changes in estimated future cash flows. The total recoverable amounts of $89 million for these four assets was estimated based on fair value less costs of disposal using a discounted cash flow approach and is categorized as a Level III fair value measurement.
Wind and Solar
During 2023, the Company recorded net impairment reversals of $4 million. Internal valuations indicated the fair value less costs of disposal for three wind facilities exceeded the carrying value due to changes in power price assumptions, which favourably impacted estimated future cash flows and resulted in impairment reversals of $17 million. The total recoverable amounts of $540 million was estimated based on fair value less costs of disposal using a discounted cash flow approach and is categorized as a Level III fair value measurement.
Also in 2023, two wind facilities were impaired, primarily due to unfavourable power price assumptions and changes in estimated future cash flows, resulting in a $13 million impairment charge. The recoverable amounts of $130 million for these two assets were estimated based on fair value less costs of disposal using a discounted cash flow approach and are categorized as a Level III fair value measurement.
During 2022, the Company recorded net impairment charges of $43 million on five wind facilities and one solar facility as a result of changes in key assumptions, that included significant increases in discount rates, changes in pricing and changes in estimated future cash flows. The recoverable amounts of $754 million for these six assets were estimated based on fair value less costs of disposal using a discounted cash flow approach and categorized as a Level III fair value measurement.